Operating Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Reportable Operating Segment Information

Reportable operating segment information during the years ended March 31, 2013, 2014 and 2015 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2013:
Net sales to unaffiliated customers	¥99,719	13,107	20,077	—	132,903
Inter-segment sales	1,400	546	—	(1,946)	—

Net sales	101,119	13,653	20,077	(1,946)	132,903
Depreciation and amortization	3,423	486	3,690	464	8,063
Operating income (loss) before stock option compensation expenses	10,956	(4,614)	775	(6,176)	941
Adjustment:
Stock based compensation expense					861

Operating income					80

Expenditures for additions to long- lived assets	3,530	4,565	4,356	141	12,592
Total assets	99,168	18,242	36,065	72,040	225,515
As of and for the year ended March 31, 2014:
Net sales to unaffiliated customers	¥72,760	14,967	24,151	—	111,878
Inter-segment sales	257	17	—	(274)	—

Net sales	73,017	14,984	24,151	(274)	111,878
Impairment charge	12,770	725	—	—	13,495
Depreciation and amortization	3,711	411	3,716	430	8,268
Operating income (loss) before stock option compensation expenses	(26,724)	(5,063)	3,012	(6,311)	(35,086)
Adjustment:
Stock based compensation expense					1,283

Operating income (loss)					(36,369)

Expenditures for additions to long- lived assets	2,099	1,562	1,826	139	5,626
Total assets	80,564	19,423	38,046	91,823	229,856
As of and for the year ended March 31, 2015:
Net sales to unaffiliated customers	¥108,230	28,347	26,752	—	163,329
Inter-segment sales	90	—	—	(90)	—

Net sales	108,320	28,347	26,752	(90)	163,329
Impairment charge	—	—	—	211	211
Depreciation and amortization	1,817	748	2,249	245	5,059
Operating income (loss) before stock option compensation expenses	14,588	3,768	3,348	(7,085)	14,619
Adjustment:
Stock based compensation expense					—

Operating income					14,619

Expenditures for additions to long- lived assets	2,051	716	1,428	51	4,246
Total assets	88,983	25,649	42,003	116,406	273,041

Schedule of Net Sales to Unaffiliated Customers

Net sales to unaffiliated customers for the years ended March 31, 2013, 2014 and 2015 were as follows:

	Yen (Millions)
	2013	2014	2015
Japan	¥14,045	12,221	13,120
Americas	20,583	10,720	27,695
Europe	9,061	7,276	9,076
Asia	89,214	81,661	113,438

Total	¥132,903	111,878	163,329

Schedule of Long-Lived Assets

Property, plant and equipment as of March 31, 2013, 2014 and 2015 were as follows:

	Yen (Millions)
	2013	2014	2015
Japan	¥27,336	24,799	23,045
Americas	2,693	2,417	2,577
Europe	2,106	2,435	2,211
Asia	9,233	10,274	10,647

Total	¥41,368	39,925	38,480